Securities, Securities in Continuous Unrealized Loss Position (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value [Abstract]
Less Than 12 Months	$ 2,064,489	$ 1,743,188
12 Months or More	362,999	451,000
Total	2,427,488	2,194,188
Unrealized Losses [Abstract]
Less Than 12 Months	10,232	13,800
12 Months or More	48,975	99,000
Total	59,207	112,800
Government-Sponsored Enterprises [Member]
Fair Value [Abstract]
Less Than 12 Months	1,995,360	1,497,970
12 Months or More	0	0
Total	1,995,360	1,497,970
Unrealized Losses [Abstract]
Less Than 12 Months	4,640	2,030
12 Months or More	0	0
Total	4,640	2,030
Corporate Bonds [Member]
Fair Value [Abstract]
Less Than 12 Months	0	0
12 Months or More	255,000	451,000
Total	255,000	451,000
Unrealized Losses [Abstract]
Less Than 12 Months	0	0
12 Months or More	45,000	99,000
Total	45,000	99,000
Equities and Mutual Funds [Member]
Fair Value [Abstract]
Less Than 12 Months	69,129	245,218
12 Months or More	107,999	0
Total	177,128	245,218
Unrealized Losses [Abstract]
Less Than 12 Months	5,592	11,770
12 Months or More	3,975	0
Total	$ 9,567	$ 11,770